Deferred revenue	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
17.	Deferred revenue

	December 31,
	2017	2018
	RMB	RMB

Deferred revenue, current
Live streaming	637,346	842,040
Others	120,698	109,576
Total current deferred revenue	758,044	951,616

Deferred revenue, non-current
Live streaming	45,267	80,734
Others	12,451	10,976
Total non-current deferred revenue	57,718	91,710